Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2019
Compensation Of Key Management Personnel [Abstract]
Schedule of key management personnel remuneration	Key management personnel remuneration consisted of the following:
($000s)	2019	2018
Salaries, incentives and short-term benefits	2,560	2,352
Share-based compensation	2,736	2,210
Total	5,296	4,562